SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Noon buying rate	6.8755						6.8755
Interest and other costs relating to construction capitalized	¥ 55,485	$ 8,070		$ 38,533		$ 1,956
Impairment on long-lived assets	5,433	790	¥ 28,600		¥ 61,124
Taxes and related surcharges			2,439		5,854
Advertising expenses	2,429	$ 353	2,910		7,378
Deferred Tax Liabilities, Loss Transfer	¥ 0		5,632				$ 0	$ 819
Description of Items to be Classified as Cash Equivalents	90 days	90 days
Interest Costs Incurred	¥ 101,717	$ 14,793	¥ 128,492		¥ 91,283
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Leases and management service arrangements, term	5 years	5 years
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Leases and management service arrangements, term	20 years	20 years
Prepaid Land Lease Rights [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Leases and management service arrangements, term	50 years	50 years